Capital stock	12 Months Ended
Mar. 29, 2014
Equity [Abstract]
Capital stock
10.	Capital stock:

Authorized capital stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share. The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount

Balance as of March 31, 2012	3,673,615	$22,283	7,717,970	$38,613	11,391,585	$60,896
Stock rights offering	3,442,026	3,593	—	—	3,442,026	3,593

Balance as of March 30, 2013	7,115,641	$25,876	7,717,970	$38,613	14,833,611	$64,489
Exercise of stock options	74,813	125	—	—	74,813	125
Private Placement	2,941,085	4,861	—	—	2,941,085	4,861

Balance as of March 29, 2014	10,131,539	$30,862	7,717,970	$38,613	17,849,509	$69,475

In August 2013, the Company executed $5.0 million convertible debenture agreements of which $4.8 million was with its controlling shareholder, Montrovest, convertible into Class A voting shares (the “Debentures”), which generated net proceeds after expenses of $4,861,000. The Debentures were sold in a private placement and had an annual interest rate of 6%, payable in the form of additional Class A voting shares at the time of conversion of the Debentures at the same conversion price of the Debentures. The Debentures provided the holders with the option to convert the Debentures before December 31, 2015 if a third party investor invested in the Company, on the same terms as the investment by a third party. In addition, the holders of the Debentures had the option, at any time prior to December 31, 2015, to convert the Debenture at a conversion price equal to the greater of:

(i)	$1.30;

(ii)	The market closing price on the last trading day prior to conversion; and

(iii)	The Company’s book value per share.

If the Debentures were not converted prior to December 31, 2015, then the Debentures would automatically be converted on December 31, 2015 into Class A voting shares as a conversion price equal to the greater of:

(i)	$1.30;

(ii)	The market closing price on the last trading day prior to the conversion; and

(iii)	The Company’s book value per share.

The $5.0 million of Debentures were converted into 2,941,085 Class A voting shares at the end of August 2013 at an average price of $1.70 per share of which Montrovest received 2,828,634 shares of Class A voting shares of the Company.